Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Bank Loans and Notes Payable [Abstract]
Summary of Detailed Information About Borrowings

		As of December 31, (1)
													Carrying		Fair		Carrying
													Value at		Value at		Value at
(in millions of Mexican pesos)	2025		2025		2027		2028		2029		2030 and thereafter		December 31, 2024		December 31, 2024		December 31, 2023
Short-term debt:
Fixed-rate debt:
Euros
Bank loans	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		2.6%
Argentine pesos
Bank loans		638		—		—		—		—		—		638		638		72
Interest rate		50.1%		—%		—%		—%		—%		—%		50.1%		—%		130.0%
Chilean pesos
Bank loans		460		—		—		—		—		—		460		460		633
Interest rate		6.4%		—%		—%		—%		—%		—%		6.4%		—		9.6%
Colombian pesos
Bank loans		345		—		—		—		—		—		345		345		—
Interest rate		10.4%		—%		—%		—%		—%		—%		10.4%		—		—%
Uruguayan pesos
Bank loans		46		—		—		—		—		—		46		46		—
Interest rate		10.8%		—%		—%		—%		—%		—%		10.8%		—		—%
Variable-rate debt:
Mexican pesos
Bank loans		650		—		—		—		—		—		650		650		979
Interest rate		13.5%		—%		—%		—%		—%		—%		13.5%		—		13.3%
Chilean pesos
Bank loans		1,222		—		—		—		—		—		1,222		1,222		754
Interest rate		6.4%		—%		—%		—%		—%		—%		6.4%		—		9.2%
Colombian pesos
Bank loans		414		—		—		—		—		—		414		414		—
Interest rate		10.4%		—%		—%		—%		—%		—%		10.4%		—		—%
Total short-term debt	Ps.	3,775	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	3,775	Ps.	3,775	Ps.	2,453

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2024		Fair Value at December 31, 2024		Carrying Value at December 31, 2023⁽¹⁾
											2030 and Thereafter
(in millions of Mexican pesos)	2025		2026		2027		2028		2029
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	10,457	Ps.	—	Ps.	6,223	Ps.	—	Ps.	5,068	Ps.	21,748	Ps.	20,274	Ps.	18,988
Interest rate		—%		2.6%		—%		0.5%		—%		1.0%		1.6%		—		1.6%
Promissory notes		—		—		—		—		—		—		—		—		1,064
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		1.3%
Swiss franc
Promissory notes		—		—		—		—		—		—		—		—		463
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		0.8%
U.S. dollars
Yankee bond (2)		—		—		—		—		—		43,504		43,504		39,586		36,352
Interest rate		—%		—%		—%		—%		—%		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		8,563		8,563		7,283		7,121
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		27,249		27,249		19,664		26,162
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		138		—		2,331		—		—		—		2,469		2,469		2,083
Interest rate		6.7%		—%		5.1%		—%		—%		—%		5.2%		—		3.8%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,435		8,435		8,110		8,434
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		—		8,495		9,961		—		5,493		23,949		22,490		23,946
Interest rate		—%		—%		7.9%		7.4%		—%		10.0%		8.1%		—		8.1%
Bank loans		184		132		104		38		—		—		458		458		644
Interest rate		10.8%		11.8%		12.3%		12.9%		—%		—%		11.6%		—		11.4%
Brazilian reais
Bank loans		—		—		—		—		—		—		—		—		21
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		6.9%
Chilean pesos
Bank loans		—		—		—		—		—		—		—		—		27
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		9.3%
Subtotal	Ps.	322	Ps.	10,589	Ps.	10,930	Ps.	16,222	Ps.	—	Ps.	98,312	Ps.	136,375	Ps.	120,334	Ps.	125,305

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2024		Fair Value at December 31, 2024		Carrying Value at December 31, 2023⁽¹⁾
											2030 and thereafter
(in millions of Mexican pesos)	2025		2026		2027		2028		2029
Variable-rate debt:
Euro
Promissory notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,700
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		4.8%
Swiss franc
Promissory notes		—		—		—		—		—		—		—		—		603
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		2.1%
Mexican pesos
(CEBUR MXN L22)		—		—		826		—		—		—		826		832		826
Interest rate (1)		—%		—%		11.6%		—%		—%		—%		11.6%		—		11.6%
Domestic senior notes		1,727		—		2,927		—		—		—		4,654		4,659		4,653
Interest rate (1)		10.5%		—%		10.5%		—%		—%		—%		10.5%		—		11.6%
Bank Loans		892		450		544		444		186		49		2,565		2,566		1,270
Interest rate (1)		13.4%		13.4%		12.6%		13.7%		13.8%		13.8%		13.3%		—		13.0%
Brazilian reais
Bank loans		6		3		—		—		—		—		9		8		14
Interest rate		9.1%		9.1%		—%		—%		—%		—%		9.1%		—		8.9%
Subtotal	Ps.	2,625	Ps.	453	Ps.	4,297	Ps.	444	Ps.	186	Ps.	49	Ps.	8,054	Ps.	8,065	Ps.	9,066
Total long-term debt	Ps.	2,947	Ps.	11,042	Ps.	15,227	Ps.	16,666	Ps.	186	Ps.	98,361	Ps.	144,429	Ps.	128,399	Ps.	134,371
Current portion of long-term debt														(2,947)				(5,998)
Total debt (3)													Ps.	148,204			Ps.	136,824

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During December 31, 2024, the Company applied hedging to a portion of the Senior Notes of US$705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2024, the Company recognized a gain of Ps. 383 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

(3)For the years ended December 31, 2024 and 2023 the Company paid for amortization cost Ps. 1,122 and Ps. 1,121 respectively.

Summary of Financial Instruments by Type of Interest Rate

											2030 and	Total		Total
Hedging Derivative Financial Instruments (1)	2025		2026		2027		2028		2029		Thereafter	2024		2023
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3) (4)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	14,330	Ps.	14,330	Ps.	6,031
Interest pay rate		—		—		—		—		—	8.9%		8.9%		56.1%
Interest receive rate		—		—		—		—		—	3.9%		3.9%		3.6%
Fixed to fixed		—		—		—		—		—	10,000		10,000		10,000
Interest pay rate		—		—		—		—		—	8.9%		8.9%		8.9%
Interest receive rate		—		—		—		—		—	3.5%		3.5%		3.5%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		9.4%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		—		6,819		—	5,595		12,414		10,940
Interest pay rate		—		—		—		1.7%		—	2.1%		1.9%		1.9%
Interest receive rate		—		—		—		0.5%		—	1.0%		0.7%		0.7%
U.S. dollars to Brazilian reais
Fixed to variable		—		5,067		2,027		—		—	—		7,094		5,912
Interest pay rate		—		12.9%		2.8%		—		—	—		12.1%		11.6%
Interest receive rate		—		2.1%		2.8%		—		—	—		2.3%		2.3%
Fixed to fixed		—		—		—		—		—	9,729		9,729		8,109
Interest pay rate		—		—		—		—		—	8.0%		8.0%		8.0%
Interest receive rate		—		—		—		—		—	2.8%		2.8%		2.8%
Colombian pesos
Fixed to fixed		—		1,184		—		—		—	—		1,184		987
Interest pay rate		—		6.3%		—		—		—	—		6.3%		6.3%
Interest receive rate		—		2.8%		—		—		—	—		2.8%		2.8%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	10,134		10,134		8,447
Interest pay rate		—		—		—		—		—	4.8%		4.8%		5.7%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		1.9%
Variable to a fixed rate:		—		—		2,331		—		—	—		2,331		1,943
Interest pay rate		—		—		3.6%		—		—	—		3.6%		3.6%
Interest receive rate		—		—		1.9%		—		—	—		1.9%		1.9%
Total		—		6,251		4,358		6,819		—	49,788		67,216		52,369

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps. 24,330, that have a starting date in December 31, 2024; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)Interest rate swaps with a notional amount of Ps.12,465 that receive a variable rate of 1.9% and pay a fixed rate of 3.6%; joined with a cross-currency swaps, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.4% and pay a variable rate of 9.4%.

(4)In 2023, the Company had an unwind of part of its cross-currency swaps related with the debt prepayment.

Summary of Interest Expense
For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the interest expense is comprised as follows:

	2024		2023		2022
Interest on debts and borrowings	Ps.	8,817	Ps.	8,555	Ps.	8,129
Interest expense charges for employee benefits (Note 17.4)		587		590		553
Derivative instruments		3,188		(1,891)		1,795
Finance operating charges		175		821		(413)
Interest expense for leases liabilities (Note 12)		7,235		6,841		5,789
	Ps.	20,002	Ps.	14,916	Ps.	15,853

Disclosure of Interest Income
For the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the interest income is comprised as follows:

	2024		2023		2022
Tender Offer	Ps.	782	Ps.	6,961	Ps.	—
Interest on investments		10,764		9,566		3,782
Finance operating products		305		514		—
Others		59		568		(13)
	Ps.	11,910	Ps.	17,609	Ps.	3,769

Summary of Liabilities Arising from Financing Activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2024		Cash Flows		Non-cash effects								December 31, 2024
									Foreign
					Acquisitions		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	10,518	Ps.	2,105	Ps.	—	Ps.	—	Ps.	504	Ps.	(39)	Ps.	13,088
Notes payable		126,306		(7,262)		1,510		—		16,926		(2,364)		135,116
Total liabilities from financing activities		136,824		(5,157)		1,510		—		17,430		(2,403)		148,204
Lease liabilities		96,073		(19,675)		474		17,520		3,995		9,708		108,095
Total financing activities	Ps.	232,897	Ps.	(24,832)	Ps.	1,984	Ps.	17,520	Ps.	21,425	Ps.	7,305	Ps.	256,299

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total financing activities	Ps.	285,058	Ps.	(48,354)	Ps.	51	Ps.	20,698	Ps.	(18,107)	Ps.	(6,449)	Ps.	232,897

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2022		Cash Flows (2)		Non-cash effects								December 31, 2022
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	7,580	Ps.	(415)	Ps.	6,181	Ps.	—	Ps.	(78)	Ps.	(375)	Ps.	12,893
Notes payable		183,005		6,718		—		—		(8,957)		(1,919)		178,848
Total liabilities from financing activities		190,585		6,303		6,181		—		(9,034)		(2,294)		191,741
Lease liabilities		62,355		(15,108)		21,933		10,686		(356)		13,807		93,317
Total liabilities from financing activities		252,940		(8,805)		28,114		10,686		(9,390)		11,513		285,058

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.
(2)Cash flows of Total liabilities from financing activities include Ps. 5,973 from continuing operations and Ps. 330 from discontinued operations.